Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flow from operating activities
Loss before tax	$ (4,239)	$ (1,308)
Income tax paid	(2,474)	(8,001)
Payment of transaction bonus	(2,813)	0
Payment of deferred consideration in relation to business combination	(9,784)	0
Adjustments for non-cash items:
Depreciation and amortization	7,152	7,149
Net finance expense (income)	6,070	(3,666)
Movements in credit loss allowance and write-offs	14	471
Fair value movement on contingent consideration	0	21,632
Share-based payment expense	3,447	3,631
Cash flows (used in) from operating activities before changes in working capital	(2,627)	19,908
Changes in working capital
Trade and other receivables	3,165	1,802
Trade and other payables	2,164	(3,570)
Cash flows generated by operating activities	2,702	18,140
Cash flows from investing activities
Acquisition of property and equipment	(226)	(537)
Acquisition of intangible assets	(97)	0
Capitalization of development costs	(2,489)	(1,791)
Acquisition of subsidiaries, net of cash acquired	0	(63,632)
Increase in other non-current assets	(150)	0
Interest received from bank deposits	35	87
Payment of deferred consideration in relation to business combinations	(4,262)	(10,803)
Cash flows used in investing activities	(7,189)	(76,676)
Cash flows from financing activities
Exercise of options	0	588
Issue of ordinary shares in relation to employee stock purchase plan	183	0
Proceeds from borrowings	8,000	94,500
Transaction costs related to borrowings	0	(6,005)
Repayment of borrowings	(5,625)	(23,381)
Principal proceeds from the settlements of the derivative financial instrument used to hedge liabilities arising from financing activities	5,625	2,813
Interest proceeds from the settlements of the derivative financial instrument used to hedge liabilities arising from financing activities	2,044	1,298
Principal payment of settlements of the derivative financial instrument used to hedge liabilities arising from financing activities	(5,663)	(2,901)
Interest payment of settlements of the derivative financial instrument used to hedge liabilities arising from financing activities	(1,506)	(883)
Interest payment attributable to third party borrowings	(4,251)	(1,875)
Interest payment attributable to deferred consideration settled in relation to business combinations	(241)	(675)
Principal paid on lease liability	(632)	(463)
Interest paid on lease liability	(156)	(152)
Cash flows (used in) generated from financing activities	(2,222)	62,864
Net movement in cash and cash equivalents	(6,709)	4,328
Cash and cash equivalents at the beginning of the period	15,814	13,729
Net foreign exchange differences on cash and cash equivalents	(296)	610
Cash and cash equivalents at the end of the period	8,809	18,667
Supplemental non-cash
Right-of-use assets	0	509
Issue of ordinary shares for acquisitions	0	9,971
Issue of ordinary shares in relation to employee stock purchase plan	$ 32	$ 0